Equity Method Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reserves within equity [line items]
Share of associates' profits received	$ 0	$ 0	$ 3,427
Sumitomo Corporation
Disclosure of reserves within equity [line items]
Cash consideration			11,600
Share of associates' profits received			3,400
Additional cash payment to associates			$ 800